VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Vessels and Equipment, Net

(in thousands of $)	2016	2015
Cost	2,267,819	2,263,166
Accumulated depreciation	(615,109)	(532,518)
Net book value	1,652,710	1,730,648